CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2019
CONTRACT LIABILITIES
CONTRACT LIABILITIES

18.  CONTRACT LIABILITIES

The breakdown of contract liabilities is as follows:

a.	Current

	2018	2019
Prepaid pulse reload vouchers	4,413	5,250
Material rights for contract renewal	65	76
Others	774	2,104
Total	5,252	7,430

b.	Non-current

	2018	2019
IRU	258	327
Material rights for contract renewal	394	391
Others	—	87
Total	652	805

Contract liabilities at the beginning period which recognized as revenue in current year is Rp5,252 billion.